Selected Quarterly Financial Data (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Quarterly Financial Information [Line Items]
Net sales	$ 461,238	$ 499,419	$ 498,013	$ 439,898	$ 422,584	$ 347,263	$ 288,979	$ 291,538	$ 287,082	$ 1,859,914	$ 1,214,862	$ 1,155,163
Gross profit	105,418	91,965	80,492	86,586	74,465	51,600	48,200	50,390	45,866	333,508	196,056	197,246
Net income (loss)	(40,274)	(30,652)	(57,151)	(21,941)	(9,496)	(2,567)	(8,267)	(7,906)	(6,227)	(119,240)	(24,967)	(26,038)
Net income (loss)	$ (39,958)	$ (30,925)	$ (55,228)	$ (19,664)	$ (9,480)	$ (2,533)	$ (8,267)	$ (7,906)	$ (6,227)	$ (115,297)	$ (24,933)	$ (26,038)